Capital commitments and contingent fees - Capital commitment (Details) - GBP (£)	Jun. 30, 2018	Jun. 30, 2017
Property, plant and equipment
Capital commitments
Capital commitments	£ 4,100,000	£ 6,800,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0